REVENUE - Movement in Deferred Revenue (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
DEFERRED REVENUE.
Less: current portion of deferred revenue	$ (8,600)	$ (4,077)
Noncurrent portion of deferred revenue	$ 3,993	$ 3,010